Response Cover Letter

United States Securities and Exchange Commission

Washington, DC 20549

Re:	Citizens Financial Corp.
Form 10-K, 12/31/04
File No. 2-96144

The attached amendment to Citizens Financial Corp.’s Form 10-K dated 12/31/04 is made in response to your letter to us dated 5/12/05. In it we include the report of the independent accounting firm that audited our financial statements for the periods ended 12/31/03 and 12/31/02.

In connection with our response we acknowledge that:

•	the company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Citizens Financial Corp.

5/24/05

/s/ Thomas K. Derbyshire
Vice President, Treasurer
(Principal Financial Officer)